FAIR VALUE MEASUREMENTS - Fair Value of Public Warrants Inputs (Details)	Aug. 10, 2021
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants or rights measurement input	9.66
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants or rights measurement input	11.50
Probability of a Business Combination occurring
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants or rights measurement input	75
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants or rights measurement input	14.3
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants or rights measurement input	0.86
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants or rights measurement input	0.00